Property, Plant and Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant And Equipment

Property, plant and equipment as of September 30, 2025 and 2024 consisted of the following:

	As of September 30, 2025	As of September 30, 2024
Buildings	$20,126,269	$20,417,081
Machinery and equipment	15,433,302	9,283,954
Electronic equipment	1,659,397	2,059,532
Transportation vehicles	307,553	351,331
Office equipment	368,984	311,687
Leasehold improvement on leased property	1,417,481	477,595
Construction in progress	1,539,486	1,429,109
Total property plant and equipment, at cost	40,852,472	34,330,289
Less: accumulated depreciation	(11,174,074)	(9,820,649)
Property, plant and equipment, net	$29,678,398	$24,509,640